Fair Value Measurements (Details) - Schedule of Assets and Liabilities - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities
Warrants to preferred shares	$ 0	$ 200	$ 3
Level 3 [Member]
Financial Liabilities
Warrants to preferred shares		200	$ 3
Ordinary Shares [Member]
Financial Liabilities
Warrants to preferred shares	10
Ordinary Shares [Member] | Level 3 [Member]
Financial Liabilities
Warrants to preferred shares	10
Warrants to preferred shares [Member]
Financial Liabilities
Warrants to preferred shares		200
Warrants to preferred shares [Member] | Level 3 [Member]
Financial Liabilities
Warrants to preferred shares		$ 200
Promissory Notes [Member]
Financial Liabilities
Warrants to preferred shares	4,312
Promissory Notes [Member] | Level 3 [Member]
Financial Liabilities
Warrants to preferred shares	$ 4,312